DERIVATIVE INSTRUMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
(LOSS) Gain on swap contracts
Realized	$ (18.8)	$ (6.7)
Unrealized	(6.1)	(8.9)
Total loss	(24.9)	(15.6)
Gold [Member]
(LOSS) Gain on swap contracts
Realized	(2.0)	(2.6)
Unrealized	(0.3)	1.4
Total loss	(2.3)	(1.2)
Copper [Member]
(LOSS) Gain on swap contracts
Realized	(16.8)	(4.1)
Unrealized	(5.8)	(10.3)
Total loss	$ (22.6)	$ (14.4)